Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Summary of Trade Payables

Trade payables as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Invoices received - supplier not part of factoring facility	52,110	42,966
Invoices received - supplier factoring facility	13,581	11,849
Accruals for invoices to be received	23,524	19,448
Total	89,215	74,263